Long-term Debt (Details Textual) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 31, 2013	May 31, 2013	Nov. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 15, 2013	Apr. 30, 2013	Dec. 31, 2009	Sep. 30, 2011	Apr. 30, 2012
Long-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		7.50%
Long-term Line of Credit					$ 6,500,000
Bulk Juliana Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.38%
Bulk Phoenix Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	10,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.09%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	1,816,659
Bulk Providence Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	8,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.38%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,000,000
Bulk Cajun Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	4,550,000
Debt Instrument, Interest Rate, Stated Percentage	6.51%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,000,000
Bulk Discovery Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	9,120,000
Debt Instrument, Interest Rate, Stated Percentage	8.16%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,000,000
Bulk Atlantic Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	8,520,000
Debt Instrument, Interest Rate, Stated Percentage	6.46%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	4,260,000
Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	5,685,000
Debt Instrument, Interest Rate, Stated Percentage	7.06%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,842,505
Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	40,000,000
Debt Instrument, Frequency of Periodic Payment	20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	17,000,000
Debt Instrument, Basis Spread on Variable Rate	3.00%	3.25%
Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member] | Twenty Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	1,000,000
Bulk Nordic Odyssey and Bulk Nordic Orion Loan Agreement [Member] | Additional Installment Payable on Three installment dates [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	1,000,000
Bulk Nordic Odyssey, Bulk Nordic Orion and Bulk Nordic Oshima Debt Agreement [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	22,500,000
Debt Instrument, Interest Rate, Stated Percentage	3.48%
Debt Instrument, Periodic Payment, Principal	375,000
Debt Instrument, Frequency of Periodic Payment	28
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	12,000,000
Debt Instrument, Basis Spread on Variable Rate	2.25%
Long Wharf Construction to Term Debt [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	1,048,000
Debt Instrument, Interest Rate, Stated Percentage	6.63%					3.03%	3.43%
Debt Instrument, Frequency of Periodic Payment	25 year
Debt Instrument, Basis Spread on Variable Rate	2.73%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.85%
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount	13,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.48%
Debt Instrument, Frequency of Periodic Payment	22
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	2,750,000
Debt Instrument, Basis Spread on Variable Rate	2.50%
Long-term Line of Credit	6,500,000
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member] | Twenty Two Equal Quarterly Installments Per Borrower [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	163,045
Nordic Bulk Barents Ltd. and Nordic Bulk Bothnia Ltd [Member] | One Installment Per Borrower [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	163,010
Secured Debt [Member] | Senior Secured Post-Delivery Term Loan Facility [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount								30,300,000
Proceeds from Issuance of Debt			10,000,000	8,000,000
Secured Debt [Member] | Bulk Pangaea Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount										12,250,000
Debt Instrument, Interest Rate, Stated Percentage									3.96%
Debt Instrument, Periodic Payment, Principal	346,875
Debt Instrument, Frequency of Periodic Payment	15
Secured Debt [Member] | Bulk Patriot Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount											12,000,000
Debt Instrument, Interest Rate, Stated Percentage									4.01%	3.96%	4.01%
Debt Instrument, Periodic Payment, Principal	500,000
Debt Instrument, Frequency of Periodic Payment	24
Secured Debt [Member] | Bulk Trident Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount												10,200,000
Debt Instrument, Interest Rate, Stated Percentage									4.29%
Debt Instrument, Periodic Payment, Principal	318,750
Debt Instrument, Frequency of Periodic Payment	24
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												2,550,000
Secured Debt [Member] | Bulk Juliana Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Face Amount												8,112,500
Debt Instrument, Interest Rate, Stated Percentage									4.38%
Debt Instrument, Periodic Payment, Principal	338,021
Debt Instrument, Frequency of Periodic Payment	24
Secured Debt [Member] | Bulk Phoenix Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Frequency of Periodic Payment	7
Secured Debt [Member] | Bulk Phoenix Secured Note [Member] | Seven Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	216,667
Secured Debt [Member] | Bulk Phoenix Secured Note [Member] | Sixteen Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	416,667
Debt Instrument, Frequency of Periodic Payment	16
Secured Debt [Member] | Bulk Providence Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Frequency of Periodic Payment	8
Secured Debt [Member] | Bulk Providence Secured Note [Member] | Sixteen Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	190,000
Secured Debt [Member] | Bulk Providence Secured Note [Member] | Eight Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	120,000
Secured Debt [Member] | Bulk Cajun Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	284,375
Debt Instrument, Frequency of Periodic Payment	16
Secured Debt [Member] | Bulk Discovery Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	356,000
Debt Instrument, Frequency of Periodic Payment	20
Secured Debt [Member] | Bulk Atlantic Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Frequency of Periodic Payment	8
Secured Debt [Member] | Bulk Atlantic Secured Note [Member] | Eight Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	90,000
Secured Debt [Member] | Bulk Atlantic Secured Note [Member] | Twelve Equal Quarterly Installments [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	295,000
Secured Debt [Member] | Bulk Liberty Secured Note [Member]
Long-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 149,605
Debt Instrument, Frequency of Periodic Payment	19